SEGMENT REPORTING - Components of product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment reporting
Total product sales revenues	$ 293,951	$ 262,083	$ 312,332
Apparel
Segment reporting
Total product sales revenues	99,160	89,291	118,673
Other general merchandise
Segment reporting
Total product sales revenues	194,791	172,792	193,659
Product sales
Segment reporting
Total product sales revenues	$ 293,951	$ 262,083	$ 312,332